Acquisition and Disposition of Companies (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Amortization	$ 24	$ 14	$ 0
Legal	0	5	7
Salaries and management	1	0	3
Gain from disposition of subsidiary			4,879
Net income from discontinued operations	0	0	4,826
Discontinued operations [Member]
Disclosure of detailed information about business combination [line items]
Amortization	0	0	(2)
Foreign exchange gain	0	0	5
Legal	0	0	(3)
Office and sundry	0	0	(7)
Rent	0	0	(3)
Salaries and management	0	0	(13)
Property investigation	0	0	(5)
Gain from disposition of subsidiary	0	0	4,879
Loss from derivative liability	0	0	(25)
Net income from discontinued operations	$ 0	$ 0	$ 4,826